Provisions - Changes in Provisions (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Legal Proceedings Provision [member]
Disclosure of other provisions [line items]
Current provisions	₩ 18,717	₩ 18,717